Income Taxes	12 Months Ended
May 31, 2012
Income Taxes
Income Taxes

C.    INCOME TAXES

The provision for income taxes includes the following for the years ended May 31 (in thousands):

	2012	2011
Federal	$-	$-
Foreign	-	8
State and local	3	10
Total current provision	3	18
Deferred provision	198	3,768
Valuation allowance	(198)	(3,768)
Total deferred provision	-	-
Total provision	$3	$18

The domestic and foreign components of income (loss) from continuing operations before income taxes were as follows for the years ended May 31 (in thousands):

	2012	2011
Domestic	$414	$(465)
Foreign	33	(99)
	$447	$(564)

At May 31, 2012, the Company had Federal net operating loss carryforwards of $19.1 million that begin expiring in 2022, and are available to reduce future taxable income. The utilization of the remaining net operating loss carryforwards may be subject to limitation based on past and future changes in ownership of the Company pursuant to Internal Revenue Code Section 382. The Company also has an alternative minimum tax credit of approximately $200,000 that has no expiration date that was available as of May 31, 2012.

The Company’s effective income tax rates can be reconciled to the federal and state statutory income tax rate for the years ended May 31 as follows:

	2012	2011
Federal statutory rate	(34)%	(34)%
State	-	2
Foreign	-	1
Permanent items	-	60
Valuation reserve	(34)	(126)
Effective tax rate	-	3%

Deferred tax assets (liabilities) were comprised of the following at May 31 (in thousands):

	2012	2011
Deferred tax assets
Net operating loss carryforwards	$6,829	$6,465
Tax credit carryforwards	254	258
Receivables allowances	11	11
Vacation pay accrual	36	34
Other accruals	2	12
Depreciation	36	29
Differences in book and tax basis of assets of acquired businesses	(576)	(18)
Total gross deferred tax assets	6,592	6,791
Valuation allowance	(6,592)	(6,791)
Net deferred tax asset	$-	$-

Due to the uncertainties regarding the realization of certain favorable tax attributes in future tax returns, the Company has established a valuation reserve against the otherwise recognizable net deferred tax assets. Changes in the valuation allowance impacted deferred tax expense by approximately $.2 million and $3.8 million for fiscal year 2012 and 2011, respectively.